Note 2 - Securities (Details) - Available-for-sale Securities by Maturity (USD $)	Dec. 31, 2014
Available-for-sale Securities by Maturity [Abstract]
1-5 years	$ 6,508,809
1-5 years	6,415,929
5-10 years	10,631,947
5-10 years	10,438,272
After ten years	8,861,614
After ten years	8,992,462
Government sponsored mortgage-backed securities and SBA loan pools not due on a single maturity date	61,075,181
Government sponsored mortgage-backed securities and SBA loan pools not due on a single maturity date	60,516,299
87,077,551
$ 86,362,962